Note 24 - Share Capital	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
24	Share capital

Authorised

Unlimited number of ordinary shares of
no
par value.

Unlimited number of preference shares of
no
par value.

Issued ordinary shares

	Number of fully paid shares	Amount

January 1, 2019	10,603,153	55,102
Shares issued - share-based payment - employees	159,888	963
December 31, 2019	10,763,041	56,065
Shares issued:
- share-based payment - employees (note 30.1(a))	25,553	216
- options exercised	5,000	30
- equity raise *	597,963	12,538
- Blanket shares purchased from Fremiro (note 6)	727,266	5,847
December 31, 2020	12,118,823	74,696
*
The Company raised equity for the construction of the solar plant by way of an At The Market (“ATM”) equity offer on the NYSE American. Gross proceeds of
$13,000
 were raised pursuant to the ATM sales agreement with Cantor Fitzgerald & Co. at a transaction cost of
$462.